Related party transactions - Summary of Related Party Transactions (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)	Dec. 31, 2017 BRL (R$)
Related party transactions [abstract]
Receivables	$ 4		R$ 17		R$ 12
Key management personnel compensation
Compensation and short-term benefits	5,955	R$ 19,699	9,535	R$ 9,203
Share-based payments	1,406	4,652	677	5,665
Total	7,361	24,351	R$ 10,212	R$ 14,868
Financial expenses
Convertible notes interest	$ 653	R$ 2,069